INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Net revenue	$ 1,688	$ 1,632	$ 3,273	$ 3,181
Cost of revenue	1,280	1,237	2,510	2,393
Gross profit	408	395	763	788
Research and development expenses	134	121	261	245
Selling, general and administrative expenses and other	78	114	155	236
Restructuring charges	0	5	0	5
Operating expenses	212	240	416	486
Income from operations	196	155	347	302
Finance income (expense) net	17	16	31	26
Other income (expense), net	8	(4)	38	(6)
Income before income taxes	221	167	416	322
Income tax (expense) benefit	7	(12)	23	(33)
Net income	228	155	439	289
Attributable to:
Shareholders of GLOBALFOUNDRIES Inc.	228	155	438	288
Non-controlling interests	0	0	1	1
Net income	$ 228	$ 155	$ 439	$ 289
Net earnings per share attributable to the equity holders of the Company:
Basic (in USD per share)	$ 0.41	$ 0.28	$ 0.79	$ 0.52
Diluted (in USD per share)	$ 0.41	$ 0.28	$ 0.79	$ 0.52
Weighted average common shares outstanding:
Basic (in shares)	555	554	554	554
Diluted (in shares)	557	557	557	557